Financial assets and liabilities - Summary of Fair Value of Warrants (Details)	9 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) Year $ / shares	Jun. 30, 2022 USD ($) Year $ / shares
Disclosure Of Financial Instruments [Line Items]
Fair value | $	$ 4,500,000	$ 2,200,000
Warrants
Disclosure Of Financial Instruments [Line Items]
Share Price	$ 3.29	$ 2.22
Exercise price (in dollars per share)		$ 7.26
Expected Term | Year		7
Dividend Yield	0.00%	0.00%
Expected Volatility	81.94%	83.22%
Risk Free Interest Rate	3.54%	3.08%
Fair value per warrant (in dollars per share)		$ 1.2350
Fair value | $	$ 4,449,819	$ 2,185,476
Warrants | Minimum
Disclosure Of Financial Instruments [Line Items]
Exercise price (in dollars per share)	$ 3.70
Expected Term | Year	6
Fair value per warrant (in dollars per share)	$ 1.891
Warrants | Maximum
Disclosure Of Financial Instruments [Line Items]
Exercise price (in dollars per share)	$ 7.26
Expected Term | Year	7
Fair value per warrant (in dollars per share)	$ 2.425